Property, Plant and Equipment - Capitalized Borrowing Costs and Capitalization Rate (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Borrowing costs [abstract]
Capitalized borrowing costs	₩ 41,826	₩ 258,168	₩ 152,074
Capitalization rate	5.64%	5.18%	3.11%